UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03495

DWS Money Market Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2015

Semiannual Report
to Shareholders

Daily Assets Fund

(formerly Daily Assets Fund Institutional)

Contents

3 Portfolio Summary

4 Investment Portfolio

10 Statement of Assets and Liabilities

11 Statement of Operations

12 Statement of Changes in Net Assets

13 Financial Highlights

14 Notes to Financial Statements

19 Information About Your Fund's Expenses

21 Advisory Agreement Board Considerations and Fee Evaluation

25 Account Management Resources

26 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of December 31, 2015 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.9%
Banco del Estado de Chile, 0.52%, 2/29/2016	10,000,000	10,000,000
Bank of Montreal, 0.3%, 1/4/2016	15,000,000	15,000,000
Bank of Nova Scotia:
0.612%, 4/28/2016	12,500,000	12,500,000
0.638%, 11/23/2016	45,000,000	45,000,000
Canadian Imperial Bank of Commerce, 0.65%, 6/30/2016	40,000,000	40,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.43%, 3/4/2016	25,000,000	25,000,000
Dexia Credit Local:
0.602%, 4/25/2016	45,000,000	45,000,000
0.652%, 5/19/2016	32,000,000	32,000,000
DZ Bank AG:
0.36%, 1/4/2016	15,000,000	15,000,000
0.38%, 1/29/2016	42,000,000	42,000,000
Mizuho Bank Ltd.:
0.29%, 1/20/2016	15,000,000	15,000,000
0.29%, 1/29/2016	20,000,000	20,000,000
Nordea Bank Finland PLC:
0.45%, 3/18/2016	22,500,000	22,500,000
0.5%, 3/9/2016	10,000,000	10,000,000
Norinchukin Bank, 0.31%, 1/19/2016	18,000,000	18,000,269
Royal Bank of Canada:
0.457%, 5/12/2016	30,000,000	30,000,000
0.71%, 5/2/2016	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.:
0.35%, 2/12/2016	15,000,000	15,000,000
0.4%, 2/18/2016	25,000,000	25,000,000
0.54%, 3/16/2016	12,500,000	12,500,000
Svenska Handelsbanken AB:
0.491%, 4/15/2016	25,000,000	25,000,000
0.495%, 2/29/2016	17,500,000	17,500,143
Swedbank AB, 0.453%, 3/10/2016	22,000,000	22,000,000
Toronto-Dominion Bank, 0.43%, 3/2/2016	25,000,000	25,000,000
Wells Fargo Bank NA:
0.394%, 6/3/2016	20,000,000	20,000,000
0.457%, 4/11/2016	10,000,000	10,000,000
0.567%, 10/13/2016	20,000,000	20,000,000
0.65%, 7/1/2016	40,000,000	40,000,000
0.72%, 6/10/2016	25,000,000	25,000,000
Westpac Banking Corp., 0.552%, 5/27/2016	28,000,000	28,000,000
Total Certificates of Deposit and Bank Notes (Cost $697,000,412)		697,000,412

Commercial Paper 37.7%
Issued at Discount** 27.2%
Bank Nederlandse Gemeenten, 0.381%, 3/4/2016	45,000,000	44,970,075
Bedford Row Funding Corp., 0.511%, 4/1/2016	20,000,000	19,974,217
BMW U.S. Capital LLC, 0.381%, 1/4/2016	12,000,000	11,999,620
Caisse Centrale Desjardins du Quebec, 0.28%, 1/13/2016	35,000,000	34,996,733
Caisse des Depots et Consignations:
0.31%, 2/16/2016	45,000,000	44,982,175
0.346%, 3/15/2016	25,000,000	24,982,271
CNPC Finance HK Ltd., 0.52%, 1/11/2016	20,000,000	19,997,111
Coca-Cola Co.:
0.461%, 2/22/2016	10,000,000	9,993,356
0.511%, 3/18/2016	12,500,000	12,486,365
Collateralized Commercial Paper II Co., LLC, 0.481%, 4/6/2016	35,000,000	34,955,200
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.32%, 2/19/2016	45,000,000	44,980,400
CPPIB Capital, Inc., 0.3%, 2/1/2016	35,000,000	34,990,958
Crown Point Capital Co., LLC, 0.621%, 3/14/2016	25,000,000	24,968,569
DBS Bank Ltd., 0.34%, 1/28/2016	32,500,000	32,491,712
Erste Abwicklungsanstalt:
0.33%, 2/3/2016	18,000,000	17,994,555
0.33%, 3/7/2016	10,000,000	9,993,950
Export Development Canada, 0.381%, 1/11/2016	25,000,000	24,997,361
Exxon Mobil Corp., 0.45%, 2/1/2016	25,000,000	24,990,312
Kells Funding LLC:
0.34%, 3/3/2016	25,000,000	24,985,361
144A, 0.401%, 3/14/2016	30,000,000	29,975,667
144A, 0.401%, 1/8/2016	25,000,000	24,998,056
MetLife Short Term Funding LLC, 0.401%, 4/29/2016	20,000,000	19,973,556
Nestle Capital Corp., 0.27%, 2/25/2016	35,000,000	34,985,562
Nieuw Amsterdam Receivables Corp., 0.24%, 1/19/2016	20,000,000	19,997,600
PSP Capital, Inc., 0.42%, 1/8/2016	18,000,000	17,998,530
Sinopec Century Bright Capital Investment Ltd.:
0.5%, 1/11/2016	20,000,000	19,997,222
0.63%, 1/5/2016	12,000,000	11,999,160
Skandinaviska Enskilda Banken AB, 0.33%, 2/16/2016	20,000,000	19,991,567
Standard Chartered Bank:
0.401%, 1/13/2016	25,000,000	24,996,667
0.42%, 1/8/2016	22,000,000	21,998,203
0.501%, 4/5/2016	30,000,000	29,960,417
Swedbank AB, 0.461%, 3/15/2016	25,000,000	24,976,361
United Health Group, Inc., 0.5%, 1/8/2016	15,500,000	15,498,493
Victory Receivables Corp., 0.3%, 1/27/2016	50,000,000	49,989,167
		867,066,529
Issued at Par* 10.5%
ASB Finance Ltd., 0.429%, 1/5/2016	26,000,000	26,000,000
Bank Nederlandse Gemeenten:
0.439%, 5/6/2016	35,000,000	35,000,000
0.522%, 2/25/2016	20,000,000	20,000,000
Bedford Row Funding Corp.:
0.416%, 4/8/2016	15,000,000	15,000,000
144A, 0.517%, 4/12/2016	20,000,000	20,000,000
0.6%, 7/18/2016	20,000,000	20,000,000
BNZ International Funding Ltd., 0.562%, 1/28/2016	18,500,000	18,500,000
Commonwealth Bank of Australia:
0.379%, 4/7/2016	32,000,000	31,999,469
0.396%, 4/29/2016	25,000,000	24,999,241
Erste Abwicklungsanstalt:
0.411%, 3/4/2016	10,000,000	9,999,896
0.511%, 3/17/2016	30,000,000	29,999,374
HSBC Bank PLC, 144A, 0.678%, 6/24/2016	40,000,000	40,000,000
Old Line Funding LLC, 144A, 0.496%, 2/8/2016	26,500,000	26,500,000
Thunder Bay Funding LLC, 0.476%, 3/8/2016	15,000,000	15,000,000
		332,997,980
Total Commercial Paper (Cost $1,200,064,509)		1,200,064,509

Short-Term Notes 6.7%
Bank of Nova Scotia, 0.423%*, 6/7/2016	25,000,000	25,000,000
European Investment Bank, 144A, 10.0%, 5/5/2016	25,000,000	25,780,680
GE Capital International Funding Co.:
0.964%, 4/15/2016	73,110,000	73,195,841
144A, 0.964%, 4/15/2016	10,000,000	10,012,261
General Electric Capital Corp., 5.0%, 1/8/2016	4,000,000	4,003,488
Home Depot, Inc., 5.4%, 3/1/2016	10,000,000	10,080,133
Province of Quebec, 5.0%, 3/1/2016	10,000,000	10,075,805
Svenska Handelsbanken AB, 1.02%*, 3/21/2016	37,000,000	37,030,325
Wal-Mart Stores, Inc., 5.313%*, 6/1/2016	18,000,000	18,367,865
Total Short-Term Notes (Cost $213,546,398)		213,546,398

Municipal Bonds and Notes 2.9%
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.38%***, 3/1/2039, LOC: TD Bank NA	4,430,000	4,430,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.42%***, 6/28/2016, LOC: Royal Bank of Canada	25,000,000	25,000,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.41%***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.45%***, 5/1/2048, LOC: Bank of China	20,000,000	20,000,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series B, 144A, 0.42%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	7,500,000	7,500,000
University of California, TECP, 0.4%, 1/5/2016	25,000,000	24,998,889
Total Municipal Bonds and Notes (Cost $93,928,889)		93,928,889

Government & Agency Obligation 0.4%
U.S. Treasury Obligations
U.S. Treasury Note, 0.25%, 4/15/2016 (Cost $12,496,130)	12,500,000	12,496,130

Time Deposits 20.4%
Australia & New Zealand Banking Group Ltd., 0.2%, 1/4/2016	125,000,000	125,000,000
Bank of New York Mellon Corp., 0.2%, 1/4/2016	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi Ltd., 0.15%, 1/4/2016	75,000,000	75,000,000
Credit Agricole SA, 0.25%, 1/4/2016	125,000,000	125,000,000
Nordea Bank Finland PLC, 0.15%, 1/4/2016	100,000,000	100,000,000
Swedbank AB, 0.12%, 1/4/2016	75,000,000	75,000,000
Total Time Deposits (Cost $650,000,000)		650,000,000

Repurchase Agreements 7.6%
BNP Paribas, 0.27%, dated 6/10/2015, to be repurchased at $30,053,775 on 2/4/2016 (a) (b)	30,000,000	30,000,000
JPMorgan Securities, Inc., 0.506%, dated 4/15/2015, to be repurchased at $100,493,350 on 3/31/2016 (a) (c)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.29%, dated 12/31/2015, to be repurchased at $88,002,836 on 1/4/2016 (d)	88,000,000	88,000,000
Wells Fargo Securities LLC, 0.43%, dated 10/28/2015, to be repurchased at $25,026,875 on 1/26/2016 (a) (e)	25,000,000	25,000,000
Total Repurchase Agreements (Cost $243,000,000)		243,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,110,036,338)†	97.6	3,110,036,338
Other Assets and Liabilities, Net	2.4	77,660,496
Net Assets	100.0	3,187,696,834

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2015.

† The cost for federal income tax purposes was $3,110,036,338.

(a) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of December 31, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,087,501	Madison Park Funding XVII Ltd.	1.729	7/21/2027	30,609,125
851,664	Goldentree Loan Opportunities X Ltd.	1.612	7/20/2027	890,875
Total Collateral Value				31,500,000

(c) Collateralized by $94,043,381 Federal Home Loan Mortgage Corp., with the various coupon rates from 3.5%–6.5%, with various maturity dates on 12/1/2033–7/1/2044 with a value of $102,000,954.

(d) Collateralized by $89,985,000 U.S. Treasury Note, 1.75%, maturing on 12/31/2020 with a value of $89,760,038.

(e) Collateralized by $25,867,153 International Bank for Reconstruction & Development, 1.27%, maturing on 10/26/2018 with a value of $25,750,001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility

LOC: Letter of Credit

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (f)	$ —	$ 2,867,036,338	$ —	$ 2,867,036,338
Repurchase Agreements	—	243,000,000	—	243,000,000
Total	$ —	$ 3,110,036,338	$ —	$ 3,110,036,338

There have been no transfers between fair value measurement levels during the six months ended December 31, 2015.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of December 31, 2015 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$ 3,110,036,338
Cash	76,566,365
Interest receivable	2,184,509
Due from Advisor	32
Other assets	49,788
Total assets	3,188,837,032
Liabilities
Distributions payable	762,007
Accrued Trustees' fees	66,853
Other accrued expenses and payables	311,338
Total liabilities	1,140,198
Net assets, at value	$ 3,187,696,834
Net Assets Consist of
Undistributed net investment income	75,438
Accumulated net realized gain (loss)	6,450
Paid-in capital	3,187,614,946
Net assets, at value	$ 3,187,696,834
Net Asset Value

Capital Shares

Net Asset Value, offering and redemption price per share ($3,187,696,834 ÷ 3,187,614,956 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended December 31, 2015 (Unaudited)
Investment Income
Income: Interest	$ 4,676,934
Expenses: Management fee	1,541,449
Administration fee	1,541,449
Services to shareholders	5,491
Custodian fee	31,388
Professional fees	52,413
Reports to shareholders	17,444
Registration fees	9,221
Trustees' fees and expenses	82,640
Other	71,563
Total expenses before expense reductions	3,353,058
Expense reductions	(1,688,956)
Total expenses after expense reductions	1,664,102
Net investment income	3,012,832
Net realized gain (loss) from investments	6,450
Net increase (decrease) in net assets resulting from operations	$ 3,019,282

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015

Operations: Net investment income	$ 3,012,832	$ 3,757,068
Net realized gain (loss) from investments	6,450	47,778
Net increase (decrease) in net assets resulting from operations	3,019,282	3,804,846
Distribution to shareholders from: Net investment income	(3,014,365)	(3,764,768)
Net realized gains	—	(137,186)
Total distributions	(3,014,365)	(3,901,954)
Fund share transactions: Proceeds from shares sold	10,628,228,744	11,759,094,648
Reinvestment of distributions	78,726	758,765
Payments for shares redeemed	(10,377,703,472)	(13,923,621,400)
Net increase (decrease) in net assets from Fund share transactions	250,603,998	(2,163,767,987)
Increase (decrease) in net assets	250,608,915	(2,163,865,095)
Net assets at beginning of period	2,937,087,919	5,100,953,014
Net assets at end of period (including undistributed net investment income of $75,438 and $76,971, respectively)	$ 3,187,696,834	$ 2,937,087,919
Other Information
Shares outstanding at beginning of period	2,937,010,958	5,100,778,945
Shares sold	10,628,228,744	11,759,094,648
Shares issued to shareholders in reinvestment of distributions	78,726	758,765
Shares redeemed	(10,377,703,472)	(13,923,621,400)
Net increase (decrease) in Fund shares	250,603,998	(2,163,767,987)
Shares outstanding at end of period	3,187,614,956	2,937,010,958

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Capital Shares	Six Months Ended 12/31/15 (Unaudited)	Years Ended June 30,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.001	.001	.001	.002	.002	.002
Net realized gain (loss)	.000***	.000***	.000***	.000***	(.000)***	.000***
Total from investment operations	.001	.001	.001	.002	.002	.002
Less distributions from: Net investment income	(.001)	(.001)	(.001)	(.002)	(.002)	(.002)
Net realized gains	—	(.000)***	—	—	(.000)***	—
Total distributions	(.001)	(.001)	(.001)	(.002)	(.002)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.10**	.11	.08	.18	.21	.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,188	2,937	5,101	5,252	7,041	7,957
Ratio of expenses before expense reductions (%)	.22*	.22	.21	.21	.21	.21
Ratio of expenses after expense reductions (%)	.11*	.13	.13	.12	.10	.11
Ratio of net investment income (%)	.20*	.11	.08	.18	.20	.24
[a] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Less than $.0005 per share.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Daily Assets Fund (formerly Daily Assets Fund Institutional) (the "Fund") is a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Effective February 1, 2016, the Fund offers two share classes: Capital Shares (formerly Institutional Class) and Institutional Shares (effective February 1, 2016). Effective December 1, 2015, the Fund redesignated its original share class (Institutional Class) as Capital Shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of December 31, 2015, the Fund held repurchase agreements with a gross value of $243,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from July 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, for the periods from July 1, 2015 through December 22, 2015 and for the periods from December 23, 2015 through December 31, 2015, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% and 0.07%, respectively. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended December 31, 2015, the fee pursuant to the Investment Management Agreement aggregated $1,541,449, all of which was waived, resulting in an annualized effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2015, the Administration Fee was $1,541,449, of which $147,451 was waived and $232,817 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended December 31, 2015, the amount charged to the Fund by DSC aggregated $56, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended December 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $6,688, of which $3,324 was unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended December 31, 2015, the Fund engaged in securities sales of $31,930,000, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2015.

D. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2015, 59% of the outstanding shares of the Fund were held by other affiliated Deutsche funds and 11% of the outstanding shares of the Fund were held by one non-affiliated shareholder account.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2015 to December 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2015 (Unaudited)
Actual Fund Return
Beginning Account Value 7/1/15	$ 1,000.00
Ending Account Value 12/31/15	$ 1,000.97
Expenses Paid per $1,000*	$ .55
Hypothetical 5% Fund Return
Beginning Account Value 7/1/15	$ 1,000.00
Ending Account Value 12/31/15	$ 1,024,58
Expenses Paid per $1,000*	$ .56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Capital Shares
Daily Assets Fund	.11%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Daily Assets Fund Institutional’s (effective December 1, 2015, Daily Assets Fund) investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Institutional Class shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Institutional Class shares (1st quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Capital Shares
CUSIP Number	23337T 862
Fund Number	538

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 29, 2016